Subsequent events - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 10, 2017	Oct. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Dividends on preferred shares			$ 48,313,000	$ 53,630,000
Subsequent Event [Member] | Seaspan Mourne [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of vessels		$ 9,550,000
Subsequent Event [Member] | Senior Unsecured Notes Due 2027 [Member]
Subsequent Event [Line Items]
Senior unsecured notes	$ 80,000,000
Notes, maturity date	Oct. 30, 2027
Debt instrument, interest rate	7.125%
Debt instrument, frequency of periodic payment	0
Number of days option granted to underwriter to purchase long term debt	30 days
Purchase of long term debt	$ 12,000,000
Subsequent Event [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Dividends declared date	Oct. 10, 2017
Dividends date paid	Oct. 30, 2017
Dividends date of record	Oct. 20, 2017
Dividends on common share, per share	$ 0.125
Subsequent Event [Member] | Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.496875
Dividends declared date	Oct. 10, 2017
Dividends date paid	Oct. 30, 2017
Dividends date of record	Oct. 27, 2017
Subsequent Event [Member] | Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.515625
Dividends declared date	Oct. 10, 2017
Dividends date paid	Oct. 30, 2017
Dividends date of record	Oct. 27, 2017
Subsequent Event [Member] | Series F Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.434375
Dividends declared date	Oct. 10, 2017
Dividends date paid	Oct. 30, 2017
Dividends date of record	Oct. 27, 2017
Subsequent Event [Member] | Series G Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.512500
Dividends declared date	Oct. 10, 2017
Dividends date paid	Oct. 30, 2017
Dividends date of record	Oct. 27, 2017
Subsequent Event [Member] | Series H Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.492188
Dividends declared date	Oct. 10, 2017
Dividends date paid	Oct. 30, 2017
Dividends date of record	Oct. 27, 2017
Subsequent Event [Member] | Series D, Series E, Series F, Series G and Series H Preferred Share [Member]
Subsequent Event [Line Items]
Dividends on preferred shares	$ 16,104,000